Intangible Assets - Summary of Intangible Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	kr 529	kr 17,230	kr 85
Capitalized development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	4,593
Intangible assets and goodwill, Closing balance	4,237	4,593
Capitalized development expenditure [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	22,731	22,306
Acquisitions/capitalization	925	1,444
Sales/disposals	(1,468)	(1,019)
Reclassification	1,505
Translation difference	26
Intangible assets and goodwill, Closing balance	23,719	22,731	22,306
Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(13,677)	(12,015)
Amortizations	(2,559)	(2,681)
Sales/disposals	1,468	1,019
Intangible assets and goodwill, Closing balance	(14,768)	(13,677)	(12,015)
Capitalized development expenditure [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(4,460)	(2,215)
Impairment losses	(254)	(2,245)
Intangible assets and goodwill, Closing balance	(4,714)	(4,460)	(2,215)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	27,815
Intangible assets and goodwill, Closing balance	30,035	27,815
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	40,799	43,405
Balances regarding acquired/divested businesses	911	(122)
Translation difference	1,584	(2,484)
Intangible assets and goodwill, Closing balance	43,294	40,799	43,405
Goodwill [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(12,984)	(18)
Impairment losses	(275)	(12,966)
Intangible assets and goodwill, Closing balance	(13,259)	(12,984)	(18)
IPR, brands and other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	4,148
Intangible assets and goodwill, Closing balance	3,474	4,148
IPR, brands and other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	55,932	57,340
Acquisitions/capitalization	28	336
Balances regarding acquired/divested businesses	451	101
Sales/disposals	(41)	(152)
Translation difference	1,731	(1,693)
Intangible assets and goodwill, Closing balance	58,101	55,932	57,340
IPR, brands and other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(44,434)	(44,262)
Amortizations	(1,387)	(1,667)
Sales/disposals	41	152
Translation difference	(1,497)	1,343
Intangible assets and goodwill, Closing balance	(47,277)	(44,434)	(44,262)
IPR, brands and other intangible assets [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(7,350)	(5,331)
Impairment losses		(2,019)
Intangible assets and goodwill, Closing balance	kr (7,350)	kr (7,350)	kr (5,331)